Commitments and Contingencies - Additional Information - Daewoo Shipbuilding (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 02, 2015 floating_storage_unit	Feb. 29, 2016 Vessel	Dec. 31, 2015 USD ($) Vessel floating_storage_unit m³	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made to commitments			$ 424,868	$ 237,647
Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Modified Vessel [Member] | Bahrain LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor	20 years		20 years
Number of floating storage units | floating_storage_unit	1		1
Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel			9
Volume of vessels | m³			173,400
Cost of construction			$ 1,800,000
Payments made to commitments			384,700
Remaining payments required to be made under newbuilding contracts in 2016			338,100
Remaining payments required to be made under newbuilding contracts in 2017			607,100
Remaining payments required to be made under newbuilding contracts in 2018			$ 515,400
Shell [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel			5
Subsidiary of Cheniere Energy [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel			2
Operating lease arrangement period, lessor			5 years
Minimum [Member] | Shell [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor			6 years
Maximum [Member] | Shell [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Operating lease arrangement period, lessor			8 years
Unfixed Vessel [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel			2
Delivered [Member] | Subsidiary of Cheniere Energy [Member] | Subsequent Events [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel		1